Consolidated Statements of Profit or Loss and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenue
- Supply chain management platform service fee	$ 2,032,916	$ 225,749	$ 11,252
- Fair value change of proprietary trading digital assets	122,711
Total revenue	2,155,627	225,749	11,252
Cost of revenue	334,822
Selling and promotion	4,476,056	3,343,935
General and administrative	3,818,530	809,378	2,130,242
Total expenses	8,294,586	4,153,313	2,130,242
Results from operating activities	(6,473,781)	(3,927,564)	(2,118,990)
Other income	5,233	983	74
Other expense	(52,117)	(84,815)	(5,450)
Impairment on goodwill	(78,958)
Share purchase warrants expenses	(6,063,086)
Change in fair value of digital assets payables	1,930
Finance income	208,326	413,691	667,898
Finance costs	(1,967,519)	(1,613,014)	(2,625)
Net finance costs	(1,759,193)	(1,199,323)	665,273
Loss before income tax	(14,419,972)	(5,210,719)	(1,459,093)
Income tax expense	(8,061)		(27,413)
Loss for the year	(14,428,033)	(5,210,719)	(1,486,506)
Profit (loss) attributable to:
Owners of the Company	(14,439,639)	(5,146,810)	(1,419,299)
Non-controlling interests	11,606	(63,909)	(67,207)
Total	(14,428,033)	(5,210,719)	(1,486,506)
Other comprehensive income (loss)
Foreign operations - foreign currency translation differences	602,104	292,714	(482,466)
Total comprehensive loss for the year	(13,825,929)	(4,918,005)	(1,968,972)
Total comprehensive income (loss) attributable to:
Owners of the Company	(13,837,535)	(4,854,096)	(1,901,765)
Non-controlling interests	11,606	(63,909)	(67,207)
Total comprehensive loss attributable	$ (13,825,929)	$ (4,918,005)	$ (1,968,972)
Loss per share attributable to equity holders of the Company
-Basic and diluted (in Dollars per share)	$ (0.79)	$ (0.44)	$ (0.12)